Share-Based Compensation	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation
19. SHARE-BASED COMPENSATION
On September 10, 2021, the Company adopted 2021 Share Incentive Plan (“the 2021 Plan”) with the purpose of providing incentives and rewards to its managements and employees.
Under the 2021 Plan, the Company’s Board of Directors has approved that a maximum aggregate number of shares that may be issued pursuant to all awards granted shall be 11,258,693 shares
.
4,378,011 shares have been granted under the 2021 plan since adoption day.
Compensation expenses recognized for share-based awards granted by the Company were as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
General and administrative expenses	71,815	26,123	5,879

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Share-based compensation expenses
-Related to management’s restricted shares (a)	33,105	9,865	—
-Related to management’s RSUs (b)	38,710	16,258	5,879

Total	71,815	26,123	5,879

There was no income tax benefit recognized in the Consolidated Statements of Comprehensive Loss for share-based compensation expenses and the Company did not capitalize any of the share-based compensation expenses as part of the cost of any assets for years ended December 31, 2022, 2023 and 2024, respectively.
(a) Management’s Restricted Shares
As further discussed in Note
17
, on September 10, 2021, the Company granted 1,478,415 restricted ordinary shares at par value US$0.0001 to Zuniform Limited, owned by the CEO. The restricted ordinary shares had been vested in two tranches, i.e., 739,207 and 739,208 ordinary shares and no longer be deemed restricted shares on July 5, 2022 and July 5, 2023, respectively.

The movement of the restricted shares during the year ended December 31, 2023, was as follow:

	Number of restricted shares	Weighted average grant date fair value (US$)
Unvested as of January 1, 2022	1,478,415	5.7072
Vested	(739,207)	5.7072

Unvested as of December 31, 2022	739,208	5.7072

Unvested as of January 1, 2023	739,208	5.7072
Vested	(739,208)	5.7072

Unvested as of December 31, 2023	—	—

The fair value of the management’s restricted shares was determined at the respective grant date by the Company and was amortized over the respective vesting period on graded vesting method. The share-based compensation expenses related to management’s restricted shares for the years ended December 31, 2022, 2023 and 2024 were RMB 33,105, RMB 9,865 and RMB nil, respectively.
(b) Management’s RSUs
On October 5, 2022, 1,421,181 RSUs representing 1,421,181 ordinary shares of the Company with par value US$0.0001 were granted to certain director, executive officer and management of the Company. 745,164 RSUs have immediately vested due to the service inception date preceded the grant date and the Company recognized RMB 33,600 on the grant date. 234,005 RSUs vested in 2023 and 2024. 208,007
RSUs shall vest in 2025.

The movement of the RSUs during the years ended December 31, 2022, 2023 and 2024, was as follow
s
:

	Number of RSUs	Weighted average grant date fair value (US$)
Unvested as of January 1, 2022	1,421,181	6.3515
Vested	(745,164)	6.3515

Unvested as of December 31, 2022	676,017	6.3515

Unvested as of January 1, 2023	676,017	6.3515
Vested	(234,005)	6.3515

Unvested as of December 31, 2023	442,012	6.3515

Unvested as of January 1, 2024	442,012	6.3515
Vested	(234,005)	6.3515

Unvested as of December 31, 2024	208,007	6.3515

The fair value of the management’s RSUs was determined at the respective grant date by the Company and was amortized over the respective vesting period on graded vesting method. The share-based compensation expenses related to management’s RSU for the years ended December 31, 2022, 2023 and 2024 were RMB 38,710, RMB 16,258 and RMB 5,879, respectively.
As of December 31, 2024, there was RMB 997 of unamortized stock-based compensation expense related to unvested awards which is expected to be recognized over a weighted-average period of
0.26
years.